Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities
Unsecured bank loans	₺ 15,653,823	₺ 21,493,931
Secured bank loans	2,291,239	445,938
Lease liabilities	2,181,954	3,306,433
Debt securities issued	17,006,088	20,633,735
Total non-current liabilities	37,133,104	45,880,037
Current liabilities
Unsecured bank loans	12,870,508	11,279,424
Secured bank loans	845,629	396,565
Lease liabilities	873,277	1,467,021
Debt securities issued	2,131,832	1,392,244
Total current liabilities	₺ 16,721,246	₺ 14,535,254